            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                 Report for the Period Ended September 30, 1999


-------------------------------------------------------------------------------


                      If amended report check here: /____/

Name of Institutional Investment Manager:
Westchester Capital Management, Inc.                     13F File No.: 28-4764
-------------------------------------------------------------------------------

Business Address:
100 Summit Lake Drive     Valhalla                New York                10595
-------------------------------------------------------------------------------
     Street                 City                    State                   Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
-------------------------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
-------------------------------------------------------------------------------

            The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 10th day of November, 1999.


                                   Westchester Capital Management, Inc.
                                   --------------------------------------------
                                   (Name of Institutional Investment
                                   Manager)


                                   /s/Frederick W. Green
                                   --------------------------------------------
                                   (Manual Signature of Person Duly
                                   Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

            13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.
--------------------------------------------------------------------------------

1.
  ------------------------------------------------------------------------------
2.
  ------------------------------------------------------------------------------
3.
  ------------------------------------------------------------------------------
4.
  ------------------------------------------------------------------------------

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC
September 30, 1999


Item 1                                                       Item 2                                Item 3
Name of Issuer                                                     Title of Class                           CUSIP/SEDOL
---------------------------------------------------------------------------------------------------------------------------------
EQUITIES
COMMON STOCK
Abacus Direct Corporation                                    COMMON STOCK                                    002553105
Abacus Direct Corporation                                    COMMON STOCK                                    002553105
Albertson's, Inc.                                            COMMON STOCK                                    013104104
AdForce, Inc.                                                COMMON STOCK                                    006867105
AEGON N.V. ADR                                               COMMON STOCK                                    007924103
AEGON N.V. ordinary                                          COMMON STOCK                                     5462304
AFC Cable Systems, Inc.                                      COMMON STOCK                                    000950105
AFC Cable Systems, Inc.                                      COMMON STOCK                                    000950105
American Heritage Life Investment Corp.                      COMMON STOCK                                    026522102
American Heritage Life Investment Corp.                      COMMON STOCK                                    026522102
American International Group, Inc.                           COMMON STOCK                                    026874107
America Online, Inc.                                         COMMON STOCK                                    02364J104
At Home Corporation                                          COMMON STOCK                                    045919107
ALZA Corporation                                             COMMON STOCK                                    022615108
ALZA Corporation                                             COMMON STOCK                                    022615108
BCE Mobile Communications, Inc.                              COMMON STOCK                                    05534G108
BCE Mobile Communications, Inc.                              COMMON STOCK                                    05534G108
Baker Hughes, Inc.                                           COMMON STOCK                                    057224107
BMC Software, Inc.                                           COMMON STOCK                                    055921100
BP Amoco plc ADR                                             COMMON STOCK                                    055622104
Berkshire Hathaway, Inc. Class B                             COMMON STOCK                                    084670207
Citigroup Inc.                                               COMMON STOCK                                    172967101
The Chubb Corporation                                        COMMON STOCK                                    171232101
Cadence Design Systems, Inc.                                 COMMON STOCK                                    127387108
Corporate Express, Inc.                                      COMMON STOCK                                    219888104
Corporate Express, Inc.                                      COMMON STOCK                                    219888104
The Coleman Company, Inc.                                    COMMON STOCK                                    193559101
The Coleman Company, Inc.                                    COMMON STOCK                                    193559101
The Clorox Company                                           COMMON STOCK                                    189054109
Centocor, Inc.                                               COMMON STOCK                                    152342101
Centocor, Inc.                                               COMMON STOCK                                    152342101
Cox Communications, Inc.                                     COMMON STOCK                                    224044107
Cisco Systems, Inc.                                          COMMON STOCK                                    17275R102
Case Corporation                                             COMMON STOCK                                    14743R103
Case Corporation                                             COMMON STOCK                                    14743R103
Cintas Corporation                                           COMMON STOCK                                    172908105
Century Communications Corp.                                 COMMON STOCK                                    156503104
Century Communications Corp.                                 COMMON STOCK                                    156503104
Data General Corporation                                     COMMON STOCK                                    237688106
Data General Corporation                                     COMMON STOCK                                    237688106

Danaher Corporation                                           COMMON STOCK                                    235851102
EVEREN Capital Corporation                                    COMMON STOCK                                    299761106
EVEREN Capital Corporation                                    COMMON STOCK                                    299761106
Furon Company                                                 COMMON STOCK                                    361106107
Furon Company                                                 COMMON STOCK                                    361106107
First Liberty Financial Corp.                                 COMMON STOCK                                    320691108
First Liberty Financial Corp.                                 COMMON STOCK                                    320691108
Firstar Corporation                                           COMMON STOCK                                    33763V109
Global Crossing Ltd.                                          COMMON STOCK                                     2285065
Global Crossing Ltd.                                          COMMON STOCK                                     2285065
General Dynamics Corporation                                  COMMON STOCK                                    369550108
General Electric Company                                      COMMON STOCK                                    369604103
General Instrument Corporation                                COMMON STOCK                                    370120107
General Instrument Corporation                                COMMON STOCK                                    370120107
B.F. Goodrich Company                                         COMMON STOCK                                    382388106
The Guarantee Life Companies, Inc.                            COMMON STOCK                                    400740106
The Guarantee Life Companies, Inc.                            COMMON STOCK                                    400740106
Harrah's Entertainment, Inc.                                  COMMON STOCK                                    413619107
Honeywell, Inc.                                               COMMON STOCK                                    438506107
Honeywell, Inc.                                               COMMON STOCK                                    438506107
Hambrecht & Quist Group                                       COMMON STOCK                                    406545103
Hannaford Bros. Co.                                           COMMON STOCK                                    410550107
Hannaford Bros. Co.                                           COMMON STOCK                                    410550107
International Network Services                                COMMON STOCK                                    460053101
International Network Services                                COMMON STOCK                                    460053101
Intel Corporation                                             COMMON STOCK                                    458140100
International Paper Company                                   COMMON STOCK                                    460146103
Kimberly-Clark Corporation                                    COMMON STOCK                                    494368103
Kerr-McGee Corporation                                        COMMON STOCK                                    492386107
Knoll, Inc.                                                   COMMON STOCK                                    498904101
Knoll, Inc.                                                   COMMON STOCK                                    498904101
King World Productions, Inc.                                  COMMON STOCK                                    495667107
King World Productions, Inc.                                  COMMON STOCK                                    495667107
Lifeline Systems, Inc.                                        COMMON STOCK                                    532192101
Lowe's Companies, Inc.                                        COMMON STOCK                                    548661107
Lucent Technologies, Inc.                                     COMMON STOCK                                    549463107
Life USA Holding, Inc.                                        COMMON STOCK                                    531918209
Mattel, Inc.                                                  COMMON STOCK                                    577081102
McKesson HBOC, Inc.                                           COMMON STOCK                                    58155Q103
Medtronic Inc.                                                COMMON STOCK                                    585055106
MacMillan Bloedel Limited                                     COMMON STOCK                                    554783209
MacMillan Bloedel Limited                                     COMMON STOCK                                    554783209
Nalco Chemical Company                                        COMMON STOCK                                    629853102
Nalco Chemical Company                                        COMMON STOCK                                    629853102
Nielsen Media Research, Inc.                                  COMMON STOCK                                    653929307
Nielsen Media Research, Inc.                                  COMMON STOCK                                    653929307
Nortel Networks Corporation                                   COMMON STOCK                                    665815106
Newell  Rubbermaid Co.                                        COMMON STOCK                                    651192106
Orion Capital Corporation                                     COMMON STOCK                                    686268103

Orion Capital Corporation                                 COMMON STOCK                                    686268103
Omnipoint Corporation                                     COMMON STOCK                                    68212D102
Omnipoint Corporation                                     COMMON STOCK                                    68212D102
Outdoor Systems, Inc.                                     COMMON STOCK                                    690057104
Outdoor Systems, Inc.                                     COMMON STOCK                                    690057104
OEC Medical Systems, Inc.                                 COMMON STOCK                                    670828102
OEC Medical Systems, Inc.                                 COMMON STOCK                                    670828102
Prime Bancshares, Inc.                                    COMMON STOCK                                    74157H108
Placer Dome  Inc.                                         COMMON STOCK                                    725906101
Pioneer Hi-Bred International, Inc.                       COMMON STOCK                                    723686101
Pioneer Hi-Bred International, Inc.                       COMMON STOCK                                    723686101
Premark International, Inc.                               COMMON STOCK                                    740459102
Premark International, Inc.                               COMMON STOCK                                    740459102
Poco Petroleums Ltd.                                      COMMON STOCK                                    730361102
Poco Petroleums Ltd.                                      COMMON STOCK                                    730361102
Qwest Communications Int'l, Inc.                          COMMON STOCK                                    749121109
Republic New York Corporation                             COMMON STOCK                                    760719104
Republic New York Corporation                             COMMON STOCK                                    760719104
Roberts Pharmaceutical Corporation                        COMMON STOCK                                    770491108
Roberts Pharmaceutical Corporation                        COMMON STOCK                                    770491108
SkyTel Communications, Inc.                               COMMON STOCK                                    83087Q104
SkyTel Communications, Inc.                               COMMON STOCK                                    83087Q104
Schlumberger Limited                                      COMMON STOCK                                    806857108
Synopsys, Inc.                                            COMMON STOCK                                    871607107
Smurfit-Stone Container Corp.                             COMMON STOCK                                    832727101
SunTrust Banks, Inc.                                      COMMON STOCK                                    867914103
SUPERVALU, Inc.                                           COMMON STOCK                                    868536103
Syratech Corporation                                      COMMON STOCK                                    871824108
AT&T Corp.                                                COMMON STOCK                                    001957109
Tyco International Ltd.                                   COMMON STOCK                                    902124106
U.S. Foodservice, Inc.                                    COMMON STOCK                                    90331R101
Union Carbide Corporation                                 COMMON STOCK                                    905581104
Union Carbide Corporation                                 COMMON STOCK                                    905581104
MediaOne Group, Inc.                                      COMMON STOCK                                    58440J104
MediaOne Group, Inc.                                      COMMON STOCK                                    58440J104
U.S. Bancorp                                              COMMON STOCK                                    902973106
UST Corp.                                                 COMMON STOCK                                    902900109
UST Corp.                                                 COMMON STOCK                                    902900109
US WEST, Inc.                                             COMMON STOCK                                    91273H101
US WEST, Inc.                                             COMMON STOCK                                    91273H101
Unitrode Corporation                                      COMMON STOCK                                    913283107
Unitrode Corporation                                      COMMON STOCK                                    913283107
United Technologies Corporation                           COMMON STOCK                                    913017109
Vodafone AirTouch plc ADR                                 COMMON STOCK                                    92857T107
Wachovia Corportion                                       COMMON STOCK                                    929771103
Walden Residential Properties, Inc.                       COMMON STOCK                                    931210108
Walden Residential Properties, Inc.                       COMMON STOCK                                    931210108
Washington Mutual, Inc.                                   COMMON STOCK                                    939322103
Williams Companies, Inc.                                  COMMON STOCK                                    969457100

Waste Management, Inc.                                             COMMON STOCK                                    94106L109
World Color Press, Inc.                                            COMMON STOCK                                    981443104
World Color Press, Inc.                                            COMMON STOCK                                    981443104
Xomed Surgical Products                                            COMMON STOCK                                    98412V107
Yahoo! Inc.                                                        COMMON STOCK                                    984332106
Ziff-Davis, Inc.                                                   COMMON STOCK                                    989511100
Ziff-Davis, Inc.                                                   COMMON STOCK                                    989511100
Ziff-Davis, Inc. ZDNet                                             COMMON STOCK                                    989511209

Fixed Income
-------------------------------------------------------------------
CORPORATE BONDS
Corporate Express Series B Callable                                CORPORATE BONDS                                 125184AB7
9.625% due 06-01-08
Corporate Express Series B Callable                                CORPORATE BONDS                                 125184AB7
9.625% due 06-01-08
MindSpring Convertible                                             CORPORATE BONDS                                 602683AA2
5.000% due 04-15-06
MindSpring Convertible                                             CORPORATE BONDS                                 602683AA2
5.000% due 04-15-06

GRAND TOTAL

                               Item 5                      Item 6                               Item 8
Item 4                              Shares or              Investment        Item 7                Voting
Fair Market Value              Principal Amount            Discretion        Managers           Authority
---------------------------------------------------------------------------------------------------------------


          6,556,875                                 53,800 (b) Shared                           (a) Sole
         21,401,250                                175,600 (a) Sole                             (a) Sole
            747,731                                 18,900 (b) Shared                           (a) Sole
          2,233,000                                 88,000 (b) Shared                           (a) Sole
            709,300                                  8,200 (b) Shared                           (a) Sole
          1,719,006                                 19,900 (b) Shared                           (a) Sole
          3,268,250                                 76,900 (b) Shared                           (a) Sole
          6,081,750                                143,100 (a) Sole                             (a) Sole
          7,715,250                                243,000 (b) Shared                           (a) Sole
         25,174,575                                792,900 (a) Sole                             (a) Sole
          3,477,326                                 39,998 (b) Shared                           (a) Sole
          3,307,200                                 31,800 (b) Shared                           (a) Sole
          2,415,558                                 58,294 (b) Shared                           (a) Sole
          8,845,062                                206,600 (b) Shared                           (a) Sole
         23,512,625                                549,200 (a) Sole                             (a) Sole
          7,965,281                                200,700 (b) Shared                           (a) Sole
          8,766,969                                220,900 (a) Sole                             (a) Sole
          1,276,000                                 44,000 (b) Shared                           (a) Sole
          1,670,984                                 23,350 (b) Shared                           (a) Sole
          3,440,728                                 31,050 (b) Shared                           (a) Sole
          2,065,728                                  1,113 (b) Shared                           (a) Sole
          3,821,400                                 86,850 (b) Shared                           (a) Sole
          1,174,977                                 23,588 (b) Shared                           (a) Sole
            935,450                                 70,600 (b) Shared                           (a) Sole
          6,424,469                                683,000 (b) Shared                           (a) Sole
         16,385,687                              1,742,000 (a) Sole                             (a) Sole
            542,385                                 56,720 (b) Shared                           (a) Sole
            833,850                                 87,200 (a) Sole                             (a) Sole
          1,943,559                                 50,812 (b) Shared                           (a) Sole
          6,968,937                                119,000 (b) Shared                           (a) Sole
         21,053,219                                359,500 (a) Sole                             (a) Sole
            442,550                                 10,600 (b) Shared                           (a) Sole
          2,578,636                                 37,610 (b) Shared                           (a) Sole
          4,981,250                                100,000 (b) Shared                           (a) Sole
          2,490,625                                 50,000 (a) Sole                             (a) Sole
          1,327,028                                 22,954 (b) Shared                           (a) Sole
          5,347,250                                117,200 (b) Shared                           (a) Sole
         15,590,062                                341,700 (a) Sole                             (a) Sole
          5,703,725                                270,800 (b) Shared                           (a) Sole
          3,159,375                                150,000 (a) Sole                             (a) Sole

          1,844,062                      35,000 (b) Shared                           (a) Sole
          3,882,200                     131,600 (b) Shared                           (a) Sole
         10,440,050                     353,900 (a) Sole                             (a) Sole
          4,124,662                     165,400 (b) Shared                           (a) Sole
          3,418,931                     137,100 (a) Sole                             (a) Sole
          3,369,519                     119,275 (b) Shared                           (a) Sole
          3,141,400                     111,200 (a) Sole                             (a) Sole
          2,305,251                      89,961 (b) Shared                           (a) Sole
          9,349,862                     352,825 (b) Shared                           (a) Sole
         20,238,765                     763,727 (a) Sole                             (a) Sole
          2,435,062                      39,000 (b) Shared                           (a) Sole
          2,499,535                      21,082 (b) Shared                           (a) Sole
          8,975,312                     186,500 (b) Shared                           (a) Sole
         16,530,937                     343,500 (a) Sole                             (a) Sole
            232,232                       8,008 (b) Shared                           (a) Sole
          4,743,300                     155,200 (b) Shared                           (a) Sole
          4,125,937                     135,000 (a) Sole                             (a) Sole
          1,540,125                      55,500 (b) Shared                           (a) Sole
          6,678,750                      60,000 (b) Shared                           (a) Sole
          7,480,200                      67,200 (a) Sole                             (a) Sole
          5,016,094                     102,500 (b) Shared                           (a) Sole
          8,529,981                     121,100 (b) Shared                           (a) Sole
         25,216,625                     358,000 (a) Sole                             (a) Sole
         10,684,687                     196,500 (b) Shared                           (a) Sole
         25,822,687                     474,900 (a) Sole                             (a) Sole
          1,246,221                      16,770 (b) Shared                           (a) Sole
            581,556                      12,100 (b) Shared                           (a) Sole
          1,409,887                      26,855 (b) Shared                           (a) Sole
          1,742,728                      31,650 (b) Shared                           (a) Sole
          3,628,125                     135,000 (b) Shared                           (a) Sole
         13,786,875                     513,000 (a) Sole                             (a) Sole
          6,311,250                     168,300 (b) Shared                           (a) Sole
         20,096,250                     535,900 (a) Sole                             (a) Sole
            413,250                      29,000 (b) Shared                           (a) Sole
            624,000                      12,800 (b) Shared                           (a) Sole
          8,804,673                     135,717 (b) Shared                           (a) Sole
          4,384,875                     212,600 (b) Shared                           (a) Sole
          1,322,400                      69,600 (b) Shared                           (a) Sole
            536,500                      18,500 (b) Shared                           (a) Sole
          2,899,214                      81,668 (b) Shared                           (a) Sole
          5,898,500                     376,000 (b) Shared                           (a) Sole
         17,420,969                   1,110,500 (a) Sole                             (a) Sole
          6,958,900                     137,800 (b) Shared                           (a) Sole
         24,921,750                     493,500 (a) Sole                             (a) Sole
          7,325,937                     197,000 (b) Shared                           (a) Sole
         22,111,687                     594,600 (a) Sole                             (a) Sole
            612,000                      12,000 (b) Shared                           (a) Sole
          1,640,344                      57,430 (b) Shared                           (a) Sole
          6,869,375                     145,000 (b) Shared                           (a) Sole

                     1,844,062                      35,000 (b) Shared                           (a) Sole
                     3,882,200                     131,600 (b) Shared                           (a) Sole
                    10,440,050                     353,900 (a) Sole                             (a) Sole
                     4,124,662                     165,400 (b) Shared                           (a) Sole
                     3,418,931                     137,100 (a) Sole                             (a) Sole
                     3,369,519                     119,275 (b) Shared                           (a) Sole
                     3,141,400                     111,200 (a) Sole                             (a) Sole
                     2,305,251                      89,961 (b) Shared                           (a) Sole
                     9,349,862                     352,825 (b) Shared                           (a) Sole
                    20,238,765                     763,727 (a) Sole                             (a) Sole
                     2,435,062                      39,000 (b) Shared                           (a) Sole
                     2,499,535                      21,082 (b) Shared                           (a) Sole
                     8,975,312                     186,500 (b) Shared                           (a) Sole
                    16,530,937                     343,500 (a) Sole                             (a) Sole
                       232,232                       8,008 (b) Shared                           (a) Sole
                     4,743,300                     155,200 (b) Shared                           (a) Sole
                     4,125,937                     135,000 (a) Sole                             (a) Sole
                     1,540,125                      55,500 (b) Shared                           (a) Sole
                     6,678,750                      60,000 (b) Shared                           (a) Sole
                     7,480,200                      67,200 (a) Sole                             (a) Sole
                     5,016,094                     102,500 (b) Shared                           (a) Sole
                     8,529,981                     121,100 (b) Shared                           (a) Sole
                    25,216,625                     358,000 (a) Sole                             (a) Sole
                    10,684,687                     196,500 (b) Shared                           (a) Sole
                    25,822,687                     474,900 (a) Sole                             (a) Sole
                     1,246,221                      16,770 (b) Shared                           (a) Sole
                       581,556                      12,100 (b) Shared                           (a) Sole
                     1,409,887                      26,855 (b) Shared                           (a) Sole
                     1,742,728                      31,650 (b) Shared                           (a) Sole
                     3,628,125                     135,000 (b) Shared                           (a) Sole
                    13,786,875                     513,000 (a) Sole                             (a) Sole
                     6,311,250                     168,300 (b) Shared                           (a) Sole
                    20,096,250                     535,900 (a) Sole                             (a) Sole
                       413,250                      29,000 (b) Shared                           (a) Sole
                       624,000                      12,800 (b) Shared                           (a) Sole
                     8,804,673                     135,717 (b) Shared                           (a) Sole
                     4,384,875                     212,600 (b) Shared                           (a) Sole
                     1,322,400                      69,600 (b) Shared                           (a) Sole
                       536,500                      18,500 (b) Shared                           (a) Sole
                     2,899,214                      81,668 (b) Shared                           (a) Sole
                     5,898,500                     376,000 (b) Shared                           (a) Sole
                    17,420,969                   1,110,500 (a) Sole                             (a) Sole
                     6,958,900                     137,800 (b) Shared                           (a) Sole
                    24,921,750                     493,500 (a) Sole                             (a) Sole
                     7,325,937                     197,000 (b) Shared                           (a) Sole
                    22,111,687                     594,600 (a) Sole                             (a) Sole
                       612,000                      12,000 (b) Shared                           (a) Sole
                     1,640,344                      57,430 (b) Shared                           (a) Sole
                     6,869,375                     145,000 (b) Shared                           (a) Sole

                    24,251,262                     511,900 (a) Sole                             (a) Sole
                     6,297,112                     112,700 (b) Shared                           (a) Sole
                    17,483,287                     312,900 (a) Sole                             (a) Sole
                     2,305,875                      64,500 (b) Shared                           (a) Sole
                     5,280,275                     147,700 (a) Sole                             (a) Sole
                     3,983,175                     113,400 (b) Shared                           (a) Sole
                     4,492,487                     127,900 (a) Sole                             (a) Sole
                     2,047,500                      90,000 (b) Shared                           (a) Sole
                     1,220,866                      82,075 (b) Shared                           (a) Sole
                     6,939,319                     174,300 (b) Shared                           (a) Sole
                    20,539,269                     515,900 (a) Sole                             (a) Sole
                     6,741,750                     133,500 (b) Shared                           (a) Sole
                    20,326,250                     402,500 (a) Sole                             (a) Sole
                     2,876,591                     326,000 (b) Shared                           (a) Sole
                     7,932,686                     899,000 (a) Sole                             (a) Sole
                     1,659,934                      56,150 (b) Shared                           (a) Sole
                    13,559,256                     220,700 (b) Shared                           (a) Sole
                    47,448,181                     772,300 (a) Sole                             (a) Sole
                     4,015,687                     132,750 (b) Shared                           (a) Sole
                     6,564,250                     217,000 (a) Sole                             (a) Sole
                     6,880,006                     375,700 (b) Shared                           (a) Sole
                    16,774,250                     916,000 (a) Sole                             (a) Sole
                       882,345                      14,160 (b) Shared                           (a) Sole
                       913,101                      16,260 (b) Shared                           (a) Sole
                     1,592,681                      73,650 (b) Shared                           (a) Sole
                     1,546,440                      23,520 (b) Shared                           (a) Sole
                       636,925                      29,200 (b) Shared                           (a) Sole
                       367,770                      73,554 (a) Sole                             (a) Sole
                        25,012                         575 (b) Shared                           (a) Sole
                     3,572,347                      34,599 (b) Shared                           (a) Sole
                     1,277,820                      70,990 (b) Shared                           (a) Sole
                     4,170,037                      73,400 (b) Shared                           (a) Sole
                    13,657,725                     240,400 (a) Sole                             (a) Sole
                     8,641,531                     126,500 (b) Shared                           (a) Sole
                    30,781,612                     450,600 (a) Sole                             (a) Sole
                       754,687                      25,000 (b) Shared                           (a) Sole
                     6,134,625                     199,500 (b) Shared                           (a) Sole
                    21,371,250                     695,000 (a) Sole                             (a) Sole
                     5,934,500                     104,000 (b) Shared                           (a) Sole
                    14,151,500                     248,000 (a) Sole                             (a) Sole
                     9,499,258                     230,985 (b) Shared                           (a) Sole
                    28,861,525                     701,800 (a) Sole                             (a) Sole
                       661,927                      11,160 (b) Shared                           (a) Sole
                     5,599,012                      23,550 (b) Shared                           (a) Sole
                       240,986                       3,065 (b) Shared                           (a) Sole
                     3,660,137                     167,800 (b) Shared                           (a) Sole
                     1,380,731                      63,300 (a) Sole                             (a) Sole
                       491,400                      16,800 (b) Shared                           (a) Sole
                       748,039                      19,981 (b) Shared                           (a) Sole

                308,000                             16,000 (b) Shared                           (a) Sole
              2,346,750                             63,000 (b) Shared                           (a) Sole
              3,423,275                             91,900 (a) Sole                             (a) Sole
              1,995,000                             35,000 (b) Shared                           (a) Sole
              5,345,281                             29,758 (b) Shared                           (a) Sole
              2,499,375                            155,000 (b) Shared                           (a) Sole
              4,192,500                            260,000 (a) Sole                             (a) Sole
                532,812                             25,000 (b) Shared                           (a) Sole



              2,472,500                          2,300,000 (b) Shared                           (a) Sole

             10,750,000                         10,000,000 (a) Sole                             (a) Sole

              4,190,625                          4,500,000 (b) Shared                           (a) Sole

              2,747,187                          2,950,000 (a) Sole                             (a) Sole


         $1,036,205,810